Revenues (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Statement [Line Items]
Revenue	$ 73	$ 144	$ 273
Miniature camera and related equipment [Member]
Statement [Line Items]
Revenue	69	59	188
Development and other services [Member]
Statement [Line Items]
Revenue	$ 4	$ 85	$ 85